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                                BINGHAM DANA LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726


                                   May 1, 1998



VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Variable Annuity Portfolios (filing relates to
                  CitiSelect(R) VIP Folio 200,
                  CitiSelect(R) VIP Folio 300,
                  CitiSelect(R) VIP Folio 400,
                  CitiSelect(R) VIP Folio 500 and
                  CitiFunds(SM) Small Cap Growth VIP Portfolio (formerly known as Landmark Small Cap Equity VIP Fund)
                  File Nos. 333-15119 and 811-07893

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Variable Annuity Portfolios, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectuses and Statements of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 3 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 29, 1998, is the most recent amendment to the Trust's registration statement relating to the above-referenced series of the Trust.

         Please call the undersigned at (617) 951-8383 or Lea Anne Copenhefer at
(617) 951-8515, with any questions relating to this filing.

                                                       Sincerely,

                                                       Jennifer H. Hurford